INCOME TAXES	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
INCOME TAXES

11. INCOME TAXES

The provision for income taxes reported differs from the amounts computed by applying the cumulative US federal and state income tax rates to the net loss before tax provision due to the following:

	2023	2022

Net income	$22,639	$16,643
Statutory tax rate	26.43%	25.44%
	5,983	4,234
Add (deduct):
Return to provision	(122)	-
Depletion	(352)	-
Prior period state deferred adjustments	1,051	-
Change in unrecognized tax benefit	(3,229)	(4,587)
Change in enacted tax rate	-	313
Other	28	40
Income tax expense	$3,359	$-

Deferred tax liabilities and assets are attributable to the following:

	2023	2022
Deferred income tax liabilities:
Property, plant and equipment/exploration and evaluation assets	$(37,118)	$(35,526)
Commodity contracts	(103)	-
Leases	(18)	-

Deferred tax assets:
Stock based compensation	377	48
Asset retirement obligations	425	363
Commodity contracts		362
Other		8
Loss carry-forward	33,078	34,745
	$(3,359)	$-

Kolibri Global Energy Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2023 and 2022

(Audited, expressed in thousands of United States dollars)

Unrecognized deferred tax assets

Deferred tax assets have not been recognized for the following deductible temporary differences:

	2023	2022

Property, plant and equipment/exploration and evaluation assets	$441	$14,508
Loss carry-forward	22,014	44,215
Capital losses	10,976	11,182
	$33,432	$69,905

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profits will be available against which they can be utilized.

The Company has non-operating losses carried forward which may be available to offset future income for income tax purposes expiring over the periods 2028 to 2037. The Company has non-operating losses of approximately $129 million in the US, $147 million in US States and $22 million in Canada.

The Company has temporary differences associated with its investments in its foreign subsidiaries. The Company has no deferred tax liabilities in respect of these temporary differences.